Note 11 - Borrowings (Tables)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.250% and 0.212% as of March 31, 2013 and 2014, respectively. Weighted average interest rates were 0.962% and 0.901% at March 31, 2013 and 2014, respectively.	¥1,990,000	¥980,000	$9,517

Less current portion	(1,010,000)	(980,000)	(9,517)

Long-term borrowings, less current portion	¥980,000	¥-	$-

Schedule of Maturities of Long-term Debt [Table Text Block]
	Thousands of Yen	Thousands of U.S. Dollars
Year ending March 31:
2015	¥980,000	$9,517